Goodwill and Other Intangible Assets (Schedule of Goodwill by Reportable Segment) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Balance, beginning	$ 2,205.4	$ 2,196.5
Goodwill acquired, net of purchase price adjustments	1,631.5	33.3
Foreign currency translation adjustments and other	8.7	(24.4)
Balance, ending	3,845.6	2,205.4
Pharmaceutical [Member]
Balance, beginning	1,248.4	1,232.8
Goodwill acquired, net of purchase price adjustments	1,598.5	33.3
Foreign currency translation adjustments and other	5.8	(17.7)
Balance, ending	2,852.7	1,248.4
Medical [Member]
Balance, beginning	957.0	963.7
Goodwill acquired, net of purchase price adjustments	33.0	0
Foreign currency translation adjustments and other	2.9	(6.7)
Balance, ending	$ 992.9	$ 957.0